CONSOLIDATED STATEMENTS OF INCOME (LOSS) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CONTINUING OPERATIONS
NET SALES	R$ 53,805,028	R$ 48,343,305	R$ 39,469,700
Cost of sales	(45,672,376)	(38,650,772)	(30,505,478)
GROSS PROFIT	8,132,652	9,692,533	8,964,222
OPERATING INCOME (EXPENSES)
Selling expenses	(7,067,148)	(6,058,250)	(5,301,321)
General and administrative expenses	(644,827)	(822,960)	(832,858)
Impairment loss on trade receivables	(12,772)	(12,799)	(12,137)
Other operating income (expenses), net	(545,270)	211,263	233,323
Income from associates and joint ventures	1,076
INCOME (LOSS) BEFORE FINANCIAL RESULTS AND INCOME TAXES	(136,289)	3,009,787	3,051,229
Financial income	1,082,935	537,736	420,757
Financial expenses	(3,585,765)	(3,331,615)	(1,889,454)
Foreign exchange and monetary variations	(165,925)	(250,696)	(230,298)
FINANCIAL INCOME (EXPENSES), NET	(2,668,755)	(3,044,575)	(1,698,995)
INCOME (LOSS) BEFORE TAXES	(2,805,044)	(34,788)	1,352,234
Income taxes	(285,634)	552,102	172,763
INCOME (LOSS) FROM CONTINUING OPERATIONS	(3,090,678)	517,314	1,524,997
LOSS FROM DISCONTINUED OPERATIONS	(50,948)	(79,930)
INCOME (LOSS) FOR THE YEAR	(3,141,626)	437,384	1,524,997
Net Income (loss) from Continuing Operation Attributable to
Controlling shareholders	(3,115,455)	499,385	1,518,492
Non-controlling interest	24,777	17,929	6,505
Net Loss From Discontinued Operations Attributable to
Controlling shareholders	(50,948)	(79,930)
Non-controlling interest
Weighted average shares outstanding - basic	1,052,606,000	807,709,278	807,406,368
Income (loss) per share - basic	R$ (2.96)	R$ 0.62	R$ 1.88
Weighted average shares outstanding - diluted	1,052,606,000	807,709,278	807,464,700
Income (loss) per share - diluted	R$ (2.96)	R$ 0.62	R$ 1.88
Weighted average shares outstanding - basic	1,052,606,000	807,929,481
Loss per share - basic	R$ (0.05)	R$ (0.10)
Weighted average shares outstanding - diluted	1,052,606,000	807,929,481
Loss per share - diluted	R$ (0.05)	R$ (0.10)